15. Convertible Bonds (Details) - Convertible Bonds [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total convertible bonds, current	$ 50,373	$ 55,907
Brilliant King Group Limited [Member]
Total convertible bonds, current	12,000	12,000
Poseidon Sports Limited [Member]
Total convertible bonds, current	3,000	3,000
MGL [Member]
Total convertible bonds, current	13,400	20,000
Vision Edge Limited [Member]
Total convertible bonds, current	20,000	20,000
Iliad Research and Trading, L.P. [Member]
Total convertible bonds, current	0	907
Streeterville Capital, LLC [Member]
Total convertible bonds, current	$ 1,973	$ 0